Other Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net

5. OTHER ASSETS, NET
The following is a summary of Other Assets, Net outstanding as of March 31, 2021 and December 31, 2020, excluding amounts related to assets held for sale (in thousands):

	March 31, 2021	December 31, 2020
Other assets, net:
Deferred leasing commissions and costs	$42,946	$41,664
Deferred financing expenses(1)	13,971	13,971
Office equipment, ROU assets, and other	22,045	21,578
Corporate intangible assets	6,804	6,804
Total depreciable and amortizable assets	85,766	84,017
Accumulated depreciation and amortization	(47,819)	(45,975)
Net depreciable and amortizable assets	37,947	38,042
Accounts receivable, net(2)	47,659	46,893
Accounts receivable - affiliates	1,073	543
Deferred rent receivable, net(3)	33,257	32,298
Prepaid expenses and other	15,132	8,694
Investment in third parties	3,000	—
Total other assets, net	$138,068	$126,470
(1)Deferred financing expenses per the above table are related to our revolving line of credit and as such we have elected to classify them as an asset rather than as a contra-liability.
(2)Net of $7.2 million and $8.9 million of general reserves for uncollectible amounts as of March 31, 2021 and December 31, 2020, respectively. Receivables that were removed for tenants considered to be non-creditworthy were $19.6 million and $22.8 million as of March 31, 2021 and December 31, 2020, respectively.
(3)Net of $5.1 million and $4.4 million of adjustments as of March 31, 2021 and December 31, 2020, respectively, for straight-line rent removed for tenants considered to be non-creditworthy.

8. OTHER ASSETS, NET
The following is a summary of Other Assets, Net outstanding as of December 31, 2020 and 2019, excluding amounts related to assets classified as held for sale (in thousands):

	2020	2019
Other assets, net:
Deferred leasing commissions and costs	$41,664	$38,738
Deferred financing expenses(1)	13,971	13,971
Office equipment, ROU assets, and other	21,578	19,430
Corporate intangible assets	6,804	4,883
Total depreciable and amortizable assets	84,017	77,022
Accumulated depreciation and amortization	(45,975)	(35,055)
Net depreciable and amortizable assets	38,042	41,967
Accounts receivable, net(2)	46,893	46,125
Accounts receivable - affiliates	543	728
Deferred rent receivable, net(3)	32,298	29,291
Derivative asset	—	2,728
Prepaid expense and other	8,694	7,851
Total other assets, net	$126,470	$128,690
(1)Deferred financing expenses per the above table are related to our revolving line of credit, and thus we have elected to classify them as an asset rather than as a contra-liability.
(2)Net of $8.9 million and $6.9 million of general reserves for uncollectible amounts as of December 31, 2020 and 2019, respectively. Receivables that were removed for tenants considered to be non-creditworthy were $22.8 million and $6.2 million as of December 31, 2020 and 2019, respectively.
(3)Net of $4.4 million and $0.7 million of adjustments as of December 31, 2020 and 2019, respectively, for straight-line rent removed for tenants considered to be non-creditworthy.